Shareholder Fees - FIMMFunds-Class3ComboPRO	May 30, 2024 USD ($)
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Tax-Exempt Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none